Consolidated Statements of Operations (Parenthetical) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Non-cash consideration as part of general and administrative expenses	$ 684,778	$ 6,656,152	$ 13,097,346
Non-cash interest expense	$ 0	$ 4,993,997	$ 3,989,649